Condensed Consolidated Interim Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (884,606)	$ (984,716)	$ (3,221,526)	$ (5,119,146)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,595	2,234	9,059	8,114
Share-based compensation	90,242	99,586	571,210	401,869
Shares issued for consulting services	188,327	30,557	438,076	57,603
Accretion of interest on convertible debentures				5,203
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	2,530	33,823	38,724	(10,823)
Decrease (increase) in prepaid expenses and other current assets	(11,955)	9,359	54,779	(17,508)
Increase in accounts payable and accrued liabilities	240,889	(41,885)	257,967	367,202
Net cash used in operating activities	(371,978)	(851,042)	(1,851,711)	(4,307,486)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	(2,157)		(1,574)	(16,149)
Deposit for purchase of land			(170,000)
Cash paid for construction in progress				(1,286,079)
Net cash used in investing activities	(2,157)		(171,574)	(1,302,228)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of senior secured debentures	600,000
Financing costs of senior secured debentures	(69,000)
Proceeds from issuance of shares				7,939,528
Proceeds from exercise of warrants			666,878
Proceeds from long term loan			31,417
Payment of IPO costs	(61,936)		(93,495)
Share repurchased				(19,144)
Share issuance costs				(782,131)
Proceeds from issuance of convertible debt				372,634
Net cash provided by financing activities	469,064		604,800	7,510,887
Effect of exchange rate changes on cash and cash equivalent	(12,547)	(23,010)	(86,996)	178,703
Change in cash	82,382	(874,052)	(1,505,481)	2,079,876
Cash, beginning of period	653,410	2,158,891	2,158,891	79,015
Cash, end of period	735,792	1,284,839	653,410	2,158,891
Supplemental cash flow information:
Cash paid during the period for interest
Cash paid during the period for income taxes
Supplemental disclosure of non-cash investing and financing transactions
Unpaid amount related to construction in progress included in accounts payable	744,191	744,191	744,191	744,191
Unpaid IPO costs	345,368	29,605	297,437
Fair value of warrants liability in connection with senior secured debentures	$ 266,773
Fair Value of Warrants				21,057
Preferred stock dividend paid in common shares			948,064
Conversion of Convertible Debt				$ 377,921